Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net CVA/DVA(1)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	SEK (8)	SEK (14)
The period's change in fair value originating from credit risk (+ income/ - loss)	6	9	SEK (4)
OCA(2)
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(578)	(383)
The period's change in fair value originating from credit risk (+ income/ - loss)	SEK (195)	SEK 1	SEK 87